Finance Receivables And Loans, Net (Consumer Concentration Risk by State and Foreign Geographic Region) (Detail)	Dec. 31, 2013	Dec. 31, 2012
Texas and California [Member]
Concentration Risk [Line Items]
Consumer Concentration Risk	21.10%
Consumer Loans Auto Financing Receivable [Member]
Concentration Risk [Line Items]
Consumer Concentration Risk	100.00%	100.00%
Consumer Loans Auto Financing Receivable [Member] | TEXAS
Concentration Risk [Line Items]
Consumer Concentration Risk	13.20%	12.90%
Consumer Loans Auto Financing Receivable [Member] | CALIFORNIA
Concentration Risk [Line Items]
Consumer Concentration Risk	5.80%	5.60%
Consumer Loans Auto Financing Receivable [Member] | FLORIDA
Concentration Risk [Line Items]
Consumer Concentration Risk	7.00%	6.70%
Consumer Loans Auto Financing Receivable [Member] | PENNSYLVANIA
Concentration Risk [Line Items]
Consumer Concentration Risk	5.30%	5.20%
Consumer Loans Auto Financing Receivable [Member] | ILLINOIS
Concentration Risk [Line Items]
Consumer Concentration Risk	4.40%	4.30%
Consumer Loans Auto Financing Receivable [Member] | MICHIGAN
Concentration Risk [Line Items]
Consumer Concentration Risk	4.40%	5.00%
Consumer Loans Auto Financing Receivable [Member] | NEW YORK
Concentration Risk [Line Items]
Consumer Concentration Risk	4.30%	4.60%
Consumer Loans Auto Financing Receivable [Member] | GEORGIA
Concentration Risk [Line Items]
Consumer Concentration Risk	4.00%	3.70%
Consumer Loans Auto Financing Receivable [Member] | OHIO
Concentration Risk [Line Items]
Consumer Concentration Risk	4.00%	4.00%
Consumer Loans Auto Financing Receivable [Member] | NORTH CAROLINA
Concentration Risk [Line Items]
Consumer Concentration Risk	3.40%	3.30%
Consumer Loans Auto Financing Receivable [Member] | Other United States [Member]
Concentration Risk [Line Items]
Consumer Concentration Risk	44.20%	44.70%
Residential Mortgage [Member]
Concentration Risk [Line Items]
Consumer Concentration Risk	100.00%	100.00%
Residential Mortgage [Member] | TEXAS
Concentration Risk [Line Items]
Consumer Concentration Risk	5.80%	5.80%
Residential Mortgage [Member] | CALIFORNIA
Concentration Risk [Line Items]
Consumer Concentration Risk	29.50%	29.20%
Residential Mortgage [Member] | FLORIDA
Concentration Risk [Line Items]
Consumer Concentration Risk	3.60%	3.60%
Residential Mortgage [Member] | PENNSYLVANIA
Concentration Risk [Line Items]
Consumer Concentration Risk	1.70%	1.60%
Residential Mortgage [Member] | ILLINOIS
Concentration Risk [Line Items]
Consumer Concentration Risk	4.40%	4.80%
Residential Mortgage [Member] | MICHIGAN
Concentration Risk [Line Items]
Consumer Concentration Risk	3.90%	4.10%
Residential Mortgage [Member] | NEW YORK
Concentration Risk [Line Items]
Consumer Concentration Risk	1.90%	2.00%
Residential Mortgage [Member] | GEORGIA
Concentration Risk [Line Items]
Consumer Concentration Risk	2.10%	1.90%
Residential Mortgage [Member] | OHIO
Concentration Risk [Line Items]
Consumer Concentration Risk	0.70%	0.80%
Residential Mortgage [Member] | NORTH CAROLINA
Concentration Risk [Line Items]
Consumer Concentration Risk	1.90%	2.00%
Residential Mortgage [Member] | Other United States [Member]
Concentration Risk [Line Items]
Consumer Concentration Risk	44.50%	44.20%